                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                             Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 1999
                                                --------------

Check Here if Amended / /:  Amendment Number:  ___________

This Amendment (Check only one.):   / / is a restatement.
                                    / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

     Name:       OAKMONT CORPORATION
     Address:    865 S. FIGUEROA ST.
                 SUITE 700
                 LOS ANGELES, CA

Form 13F File Number: 28-___________


     This institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, and all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   KASHIF SHEIKH
Title:  CFO
Phone:  (213) 891-6339

Signature, Place, and Date of Signing:

/s/ Kashif Sheikh
-----------------------       -------------------       -------------
(Signature)                   (City, State)             (Date)

Report Type (Check only one.):

     / / 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

                                       OAKMONT CORP.
                                         FORM 13F
                                       OAKMONT CORP.
                                     SEPTEMBER 30, 1999

                                                                                   MARKET
           SECURITY                              CUSIP           QUANTITY          VALUE
-------------------------------              -------------    --------------    --------------
       ABERCROMBIE & FITCH CO.                 002896207            93,000        3,167,812.50
       ALLERGAN, INC.                          018490102            59,000        6,490,000.00
       APEX MORTGAGE CAPITAL                   030564101            66,666          824,991.75
       ATLANTIC RICHFIELD CO.                                      100,000        8,862,500.00
       BED, BATH & BEYOND                      075896100           104,000        3,633,500.00
       BERINGER WINE ESTATES HLDGS.            084102102           244,600       10,043,887.50
       BOMBARDIER INC.                         097751200         1,073,133       17,814,007.80
       CHASE MANHATTAN CORP.                   16161A108           225,000       16,959,375.00
       CMGI INC.                               125750109            25,000        2,562,500.00
       COMCAST CORP CL A                       200300101           207,100        7,468,543.75
       COMCAST CORP SP CL A                                        207,100        8,258,112.50
       COSTCO                                  22160Q102           252,500       18,180,000.00
       COVAD COMMUNICATIONS                                        132,400        5,771,812.50
       CSG SYSTEMS INTERNATIONAL               126349109           111,224        3,048,232.75
       DELPHI FINANCIAL GROUP, INC.            247131105           640,095       19,322,864.19
       E-LOAN INC.                                                  46,500        1,002,656.25
       ENRON                                   293561106         1,040,470       42,724,299.37
       EXODUS COMMUNICATIONS, INC.                                 118,200        8,517,787.50
       FREEPORT MCMORAN COPPER & GOLD CLASSA   35671D105             7,752          107,559.00
       FREEPORT MCMORAN COPPER & GOLD CLASSB   35671D857            82,463        1,283,330.44
       HOME DEPOT INC.                         437076102           144,600        9,923,175.00
       IBM CORP.                               459200101           155,400       18,803,400.00
       INCYTE PHARMACEUTICALS INC                                  175,300        4,053,812.50

                                       OAKMONT CORP.
                                         FORM 13F
                                       OAKMONT CORP.
                                     SEPTEMBER 30, 1999

                                                                                   MARKET
           SECURITY                              CUSIP           QUANTITY          VALUE
-------------------------------              -------------    --------------    --------------

       INVESTORS FINANCIAL SERVICES                              919,999         31,624,965.62
       KANSAS CITY SOUTHERN CORP.                                260,700         12,122,550.00
       KLA INSTRUMENTS                                           102,300          6,649,500.00
       LEAR CORPORATION                        521865105         463,200         16,298,850.00
       MCMORAN EXPLORATION CO.                 582411104          12,895            277,252.17
       METROMEDIA FIBER NETWORK INC.           591689104         498,375         12,210,187.50
       MORGAN STANLEY DEAN WITTER              617446448         113,500         10,122,781.25
       NOVELL INC.                                               156,000          3,227,250.00
       OMNIPOINT                               68212D102          50,000          2,793,750.00
       POTOMAC ELECTRIC                                          392,000          9,971,500.00
       PROBUSINESS SERVICES                    742674104         489,335         13,150,878.12
       SEI INVESTMENTS CO.                     784117103          32,213          2,876,016.91
       SIEBEL SYSTEMS INC.                     826170102          62,000          4,130,750.00
       STARMEDIA NETWORK, INC.                                    44,000          1,615,625.00
       STRATUS PROPERTIES                      863167102         740,510          3,054,603.75
       TIFFANY                                 886547108          95,600          5,730,025.00
       VALUEVISION INTERNATIONAL INC.                            111,600          2,901,600.00
                                                                                --------------
                                                                                357,582,245.63

(ADR'S)AMERICAN DEPOSITORY RECEIPT
       KOREA TELECOM CORP SP-ADR                                 456,100         16,875,700.00

WARRANTS
       IMC GLOBAL INC WTS EXP 12/22/2000       449669118           8,616              1,480.87

CONVERTIBLE PREFERRED
       TRANS WORLD AIR                         893349753         110,000          2,475,000.00
       SERIES 144A

                                       OAKMONT CORP.
                                         FORM 13F
                                       OAKMONT CORP.
                                     SEPTEMBER 30, 1999

                                                                                   MARKET
           SECURITY                              CUSIP           QUANTITY          VALUE
-------------------------------              -------------    --------------    --------------
SHORT STOCK
       VOICESTREAM WIRELESS CORPORATION                          -41,200         -2,542,812.50
                                                                                --------------
                                                                                 -2,542,812.50
ADDED TO GRAND TOTAL                                                             -1,007,099.41

CONVERTIBLE BONDS
       ASIA PULP & PAPER COMPANY               00202paa8         225,000         10,912,500.00
       CONVERTIBLE BOND
       3.5% 4/30/03
       3.500% Due 04-30-03

                                       OAKMONT CORP.
                                         FORM 13F
                                       OAKMONT CORP.
                                     SEPTEMBER 30, 1999

                                                                                   MARKET
           SECURITY                              CUSIP           QUANTITY          VALUE
-------------------------------              -------------    --------------    --------------
CANADIAN COMMON STOCK
       ALBERTA ENERGY CO LTD                                     100,000          2,890,408.00
       BERKLEY PETROLEUM CORP                                    175,000          1,753,673.25
       Canadian Hunter Expl                    136046109           9,500            135,351.53
                                                                                --------------
                                                                                  4,779,432.78

MEXICAN COMMON STOCK
       CORPORACION GEO S.A.-SER B                              1,140,471          2,857,269.76
       Grupo Mexico S.A. Ser B                                   818,300          3,348,385.68
       JUGOS DEL VALLE S.A.-SER B                              1,074,265            741,426.49
                                                                                --------------
                                                                                  6,947,081.93

RESTRICTED COMMON STOCK
       PROBUSINESS SERVICES 144a                                  62,632          1,683,235.00

TOTAL PORTFOLIO                                                                 400,249,576.81